Condensed Consolidated Balance Sheets	Jun. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)
Current assets
Cash	$ 5,366,789	$ 25,806	$ 5,517
Trade and other receivables	186,740	12,984	44,702
Prepaid expenses and deposits	878,119	46,151	15,603
Assets held for sale			2,924,465
Total current assets	6,431,648	84,941	2,990,287
Non-current assets
Reclamation deposits	145,052	144,847	194,750
Property and equipment	7,838,520	7,846,145	3,765,914
Right of use asset	37,369	72,539	49,870
Total assets	14,452,589	8,148,472	7,000,821
Current liabilities
Trade and other payables	1,123,635	402,979	713,696
Amounts due to related party	8,687	16,628	151,353
Convertible debentures	77,600	78,500	75,000
Lease liability – current portion	39,493	51,963	21,202
Liabilities held for sale			1,801,221
Total current liabilities	1,249,415	550,070	2,762,472
Non-current liabilities
Decommissioning obligations	1,645,171	1,627,465	792,814
Convertible debentures			75,000
Lease liability	3,313	26,986	31,926
Loan payable		31,400	30,000
Total liabilities	2,897,899	2,235,921	3,692,212
Equity
Common shares no par value per share; unlimited shares authorized, 1,932,600 and 1,103,006 shares issued and outstanding as of June 30, 2022 and September 30, 2021, respectively	14,381,071	8,976,747	6,453,039
Share subscription proceeds	30,456	30,456	30,456
Reserves	4,585,598	2,352,649	1,192,123
Accumulated other comprehensive loss	(394,654)	(128,532)	(270,235)
Deficit	(7,047,781)	(5,318,769)	(4,096,774)
Total equity	11,554,690	5,912,551	3,308,609
Total liabilities and equity	$ 14,452,589	$ 8,148,472	$ 7,000,821